Provision for Legal and Administrative Claims	6 Months Ended
Jun. 30, 2026
Provision for Legal and Administrative Claims [Abstract]
Provision for legal and administrative claims

16. Provision for legal and administrative claims

	June 30, 2026
	Civil Claims	Labor Claims	Tax Claims	Total Claims
Opening balance	20,239	22,694	211,790	254,723
Constitution	39,809	13,613	11,460	64,882
Reversal	(7,252)	(7,869)	-	(15,121)
Reversal due to payment	(15,297)	(312)	-	(15,609)
Closing balance	37,499	28,126	223,250	288,875

	December 31, 2025
	Civil Claims	Labor Claims	Tax Claims	Total Claims
Opening balance	8,256	9,228	-	17,484
Constitution	43,899	19,175	211,790	274,864
Reversal	(12,976)	(5,581)	-	(18,557)
Reversal due to payment	(18,940)	(128)	-	(19,068)
Closing balance	20,239	22,694	211,790	254,723

a)	Civil claims

As of June 30, 2026, the Group recognized provisions of R$ 37,499 (R$ 20,239 as of December 31, 2025) for civil claims, the majority of which are claims by customers of compensation for moral and/or material damages. The amount considered as having a possible risk of loss, where no provision is recognized, totals R$37,481 (R$ 0 as of December 31, 2025). The Group estimates that the expected disbursement schedule is 18 months. However, due to the uncertainty in the conclusion of the proceedings, the disbursement occurs according to the development of the claim.

In connection with the acquisition of KOVR, Brazil’s antitrust authority (Conselho Administrativo de Defesa Econômica — “CADE”) has established a Procedimento Administrativo para Apuração de Ato de Concentração (APAC) n. 08700.004240/2026- 45. The referred administrative proceeding has been filed on July 29, 2026 (Despacho SG 998/2026).

a.1)	Securities Class Action in the United States of America

On June 5, 2026, a putative class action was filed before the U.S. District Court for the Southern District of New York, captioned FirstFire Global Opportunities Fund, LLC v. PicS N.V., et al., Case No. 1:26-cv-04793-VSB-JW, against PicS N.V. (the “Company”), certain of its current and former officers and directors, the underwriters of the Company’s initial public offering (“IPO”) and the Company’s controlling shareholder (the “Class Action”).

The Class Action asserts claims under Sections 11, 12 and 15 of the U.S. Securities Act of 1933, the federal statute governing public offerings of securities in the United States, and is brought on behalf of purchasers of Class A common shares issued in, or traceable to, the Company’s IPO, completed on January 30, 2026. The plaintiff alleges that the Registration Statement and the Prospectus for the IPO contained untrue statements of material fact and omitted material facts, and seeks damages, rescission and other relief.

The proceeding is at an early stage. Considering the preliminary stage of the proceeding — Management, supported by the assessment of its external legal counsel, believes that neither the outcome of the proceeding nor the amount or range of potential loss, if any, can be reasonably estimated at this time.

The Company will continue to monitor the progress of the proceeding and will update this disclosure in subsequent periods should new developments allow the estimation of any potential effects.

b)	Labor claims

As of June 30, 2026, the Group recognized a labor provision of R$ 28,126 (R$ 22,694 as of December 31, 2025), considered as having a probable risk of loss where the plaintiffs claim the subsidiary conviction, as well as labor indemnities. The amount considered as having a possible risk of loss, where no provision is recognized, totals R$ 66,641 (R$ 48,265 as of December 31, 2025). The Group estimates that the expected disbursement schedule is 24 months, however due to the uncertainty in the conclusion of the proceedings, the disbursement occurs according to the development of the claim.

c)	Tax claims

As of June 30, 2026, the balance of the tax claims provisions is R$ 223,250 (R$ 211,790 on December 31, 2025) and the contingencies assessed as a possible risk of loss that are remained provisioned given the uncertainties surrounding the trials are amounted in R$ 99,488 (R$ 133,967 on December 31, 2025). The provision is basically composed by (i) exclusion of Tax on Services from both PIS and COFINS’ tax bases and (ii) limiting the tax base of third-party payroll contributions to 20 times the minimum wage.